Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	3 Months Ended	4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Nov. 17, 2020
Significant Accounting Policies [Line Items]
Federal depository insurance coverage limit	$ 250,000	$ 250,000
Cash equivalents	$ 0	$ 0
Restricted investments maturity	185 days	185 days
General and administrative expenses	$ 3,817,768	$ 601,705
Net loss	(2,027,442)	(16,214,598)
Offering cost		16,277,262
Offering costs associated with derivative warrant liabilities		700,326
Fair Value Adjustment of Warrants	(1,795,000)	7,525,000
Increase decrease in common stoc subject to possible redemption			$ 21,100,000
Loss upon issuance of private placement warrants		(7,360,000)
Private Placement Warrants [Member]
Significant Accounting Policies [Line Items]
Loss upon issuance of private placement warrants		(7,400,000)
IPO [Member]
Significant Accounting Policies [Line Items]
Financing costs - derivative warrant liabilities		700,000
Offering cost		16,300,000
Financing cost attributable to derivative warrant liabilities	700,000
Adjustments to additional paid in capital, stock issued, issuance costs	16,300,000
Class A Shares [Member]
Significant Accounting Policies [Line Items]
Temporary equity, accretion to redemption value	24,850,569	25,053,313
Dilutive securities	11,500,000	11,500,000
Temporary equity, net income	47,000	31,000
Franchise taxes	52,000	31,000
Class B Shares [Member]
Significant Accounting Policies [Line Items]
Franchise taxes	4,700	28,000
General and administrative expenses	3,800,000	602,000
Net loss	2,000,000	$ 7,200,000
Fair Value Adjustment of Warrants	$ 1,800,000